Equity (Details 1) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) $ / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$) $ / shares	Dec. 31, 2020 BRL (R$)
Equity
Profit for the year		R$ 3,121,267		R$ 2,305,869		R$ 973,318
(-) Legal reserve - 5%	R$ 156,063	156,063	R$ 115,293	115,293	R$ 48,666	48,666
Distribution of earnings		2,965,204		2,190,576		924,652
Minimum mandatory dividend - 25%		R$ 741,301		R$ 547,645		R$ 231,163
Dividend per share and per ADS | $ / shares	R$ 1.08455		R$ 0.80122		R$ 0.33820